As filed with the Securities and Exchange Commission on August 31, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number: 811-21285
                                   -------------------------------------

      MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC
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(Exact name of registrant as specified in charter)

      123 N. WACKER DRIVE, 28TH FLOOR, CHICAGO, IL  60606
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(Address of principal executive officers) (Zip code)

      STEVEN ZORIC, ESQ., MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC
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      123 N. WACKER DRIVE, 28TH FLOOR, CHICAGO, IL  60606
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(Name and address of agent for service)

Registrant's telephone number, including area code:   (312) 881-6500
                                                    --------------------------

Date of fiscal year end:      03/31/05
                         -----------------------------

Date of reporting period:     07/01/03 - 06/30/04
                          ----------------------------

ITEM 1.  PROXY VOTING RECORD

The following information represents each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the Registrant was entitled to vote:

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Name of Issuer:   Ferox Fund, L.P.
Exchange Ticker:  None
Meeting Date:           March 12, 2004

                                  MANAGEMENT
PROPOSAL               SPONSOR    RECOMMENDATION   VOTE CAST
--------               -------    --------------   ---------
Amendment of           Issuer     For              Initial - Abstain
performance fee                                    Yes - For
calculation

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


Name of Issuer:   Advisory European Market Neutral Fund L.P.
Exchange Ticker:  None
Meeting Date:     June 1, 2004

                                    MANAGEMENT
PROPOSAL                 SPONSOR    RECOMMENDATION     VOTE CAST
--------                 -------    --------------     ---------
Revision of              Issuer     Not Applicable     No action required
withdrawal and                                         unless investor desires
redemption procedures                                  withdrawal from
and new issue                                          investment.
participation,
amendment of
operating agreement

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Name of Issuer:   Silverback Partners L.P.
Exchange Ticker:  None
Meeting Date:     March 19, 2004

                                      MANAGEMENT
PROPOSAL                 SPONSOR      RECOMMENDATION     VOTE CAST
--------                 -------      --------------     ---------
Amendment of fee         Issuer       For                Yes - For
structure and
liquidity terms,
adopt new Articles of
Association

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                                   SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC



By:   /s/ John B. Rowsell
    --------------------------------
Name:   John B. Rowsell
Title:  President
Date:   August 31, 2004